Cash And Cash Equivalents And Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents And Investments [Abstract]
Average remaining maturity (in months) of short-term available-for-sale investments	6
Average remaining maturity (in months) of long-term available-for-sale investments	20
Interest income	$ 2,056	$ 2,393	$ 1,863